Changes in the Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Goodwill [Line Items]
Beginning Balance	$ 2,925,856	$ 3,009,116
Acquisitions	316,857	65,287
Goodwill, Written off Related to Sale of Business Unit	(20,105)
Foreign currency translation	907	(148,547)
Ending Balance	3,223,515	2,925,856
Industrial
Goodwill [Line Items]
Beginning Balance	2,518,121	2,595,989
Acquisitions	316,857	65,480
Goodwill, Written off Related to Sale of Business Unit	(61)
Foreign currency translation	(1,588)	(143,348)
Ending Balance	2,833,329	2,518,121
Aerospace
Goodwill [Line Items]
Beginning Balance	98,674	98,914
Acquisitions	0	(193)
Goodwill, Written off Related to Sale of Business Unit	0
Foreign currency translation	(334)	(47)
Ending Balance	98,340	98,674
Climate and Industrial Controls
Goodwill [Line Items]
Beginning Balance	309,061	314,213
Acquisitions		0
Goodwill, Written off Related to Sale of Business Unit	(20,044)
Foreign currency translation	2,829	(5,152)
Ending Balance	$ 291,846	$ 309,061